Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0001782107
Registrant Name	Onconetix, Inc.
Registration File Number	333-291256
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A